Property and Equipment	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 5.  Property and Equipment

Property and equipment consists of the following as of June 30, 2013 and 2012:

	June 30, 2013	June 30, 2012
Computer equipment	$320,328	$296,492
Software	236,920	236,099
Printing equipment	1,206,908	1,953,791
Furniture and fixtures	162,028	169,696
Autos and vans	-	8,221
Total	1,926,184	2,664,299
Less accumulated depreciation	(1,094,953)	(1,369,782)
Net, Property and equipment	$831,231	$1,294,517

Printing equipment includes $1,104,271 and $1,637,743 of equipment under capital leases as of June 30, 2013 and 2012, respectively, and related accumulated depreciation of $541,087 and $768,625 in the same respective periods.

Depreciation expense for the years ended June 30, 2013 and 2012 was $499,440 and $784,933, respectively, with $26,976 and $68,658 recorded under cost of revenue in the same respective periods.

                During the year ended June 30, 2013, the gain on sale of fixed assets consisted primarily of TAAG’s sale of printing equipment with a net book value of $37,322 for a gain of $457,544.